Stockholders’ Deficiency	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Deficiency

14. Stockholders’ Deficiency

Common Stock

The Company has the authority to issue 1,000,000,000 shares of common stock, $0.01 par value per share.

Common Stock Private Placement – On February 14, 2024, the Company entered into a subscription agreement (the “Subscription Agreement”) with Simplify, pursuant to which the Company agreed to sell and issue to Simplify in a private placement (the “Private Placement”) an aggregate of 5,555,555 shares (the “Private Placement Shares”) of the Company’s common stock, at a purchase price of $2.16 per share, a price equal to the 60-day volume weighted average price of the Company’s common stock. The Private Placement closed on February 14, 2024 and the Company received proceeds from the Private Placement of $12,000 as reflected on the condensed consolidated statements of stockholders’ deficiency. The proceeds were used for working capital and general corporate purposes. Further information is provided in Note 18.

Common Stock Registered Direct Offering – On March 31, 2023, the Company entered into common stock purchase agreements with certain purchasers, pursuant to which the Company agreed to issue and sell in a registered direct offering an aggregate of 2,963,918 shares of the Company’s common stock at a purchase price of $3.88 per share, with gross proceeds of $11,500. Net proceeds of $11,211 were received, after deducting issuance costs $289, as reflected on the condensed consolidated statement of stockholder’s deficiency. No underwriter or placement agent participated in the registered direct offering. The net proceeds were used for working capital and general corporate purposes. Further information is provided in Note 18.

Restricted Stock Units – The Company issued, in connection with the vesting of restricted stock units, 678,165 shares of the Company’s common stock and 397,376 shares of the Company’s common stock during the three months ended March 31, 2024 and 2023, respectively, as reflected on the condensed consolidated statements of stockholders’ equity.

21. Stockholders’ Deficiency

Common Stock

The Company has the authority to issue 1,000,000,000 shares of common stock, as the result of filing on December 18, 2020, a Certificate of Amendment with the Secretary of the State of Delaware to increase the number of authorized shares of its common stock from 100,000,000 shares to 1,000,000,000 shares.

Common Stock Registered Direct Offering – On March 31, 2023, the Company entered into common stock purchase agreements with certain purchasers, pursuant to which the Company issued and sold in a registered direct offering an aggregate of 2,963,918 shares of the Company’s common stock, at a purchase price of $3.88 per share. The gross proceeds received were $11,500 and after deducting offering expenses of $356, the Company received net proceeds of $11,144, as reflected on the consolidated statements of stockholder’s deficiency. No underwriter or placement agent participated in the registered direct offering. The net proceeds were intended for working capital and other general corporate purposes. Further information is provided in Note 26.

Common Stock for Series H Preferred Stock – During the years ended December 31, 2023 and 2022, the Company recorded the issuance of 1,981,128 (of which 1,759,224 were issued in accordance with the automatic mandatory conversion) and 97,980 shares of common stock, respectively, upon conversion of 14,356 (of which 12,748 were issued were issued in accordance with the automatic mandatory conversion) and 710 shares of Series H Preferred Stock, respectively, with a corresponding amount of $13,008 (representing 14,356 shares of Series H Preferred Stock at $1,000 stated par value per share, less issuance cost of $1,348) and $710 (representing 710 shares of Series H Preferred Stock at $1,000 stated par value per share), respectively, as reflected on the consolidated statements of stockholders’ deficiency.

Common Stock for Acquisitions – During the years ended December 31, 2023 and 2022, the Company recorded the issuance of 274,692 and 330,863 shares of the Company’s common stock, respectively, as reflected on the consolidated statements of stockholders’ deficiency as follows: (i) 274,692 shares issued pursuant to the Fexy Studios asset acquisition on January 11, 2023, with a fair value of $2,000 on the transaction closing date, as further described in Note 4; and (ii) 330,863 shares issued consisted of (a) 314,103 shares issued pursuant to the Parade stock acquisition on April 1, 2022, with a fair market value of $3,141, as further described in Note 4; and (b) 16,760 shares issued on March 9, 2022, pursuant to an asset acquisition entered into March 9, 2020 with no fair value recognized at the time of issuance.

Common Stock for Liquidated Damages – During the years ended December 31, 2023 and 2022, the Company entered into several stock purchase agreements with an investor where it was liable for liquidated damages, pursuant to which the Company issued 47,252 and 505,655, respectively, shares of its common stock, as follows: (i) 47,252 shares of common stock were issued to the investor in lieu of an aggregate of $499 owed in liquidated damages as of the conversion date ($494 as of December 31, 2022 plus $5 in additional interest through the conversion date), where the Company recorded $369 in connection with the issuance of shares of the Company’s common stock and a gain of $130 on the settlement of the liquidated damages, both as reflected in additional paid-in capital, totaling $499; and (ii) 505,655 shares of common stock were issued at a price equal to $13.86 per share (determined based on the volume-weighted average price of the Company’s common stock at the close of trading on the sixty (60) previous trading days), to the investors in lieu of an aggregate of $7,008 owed in liquidated damages, where the Company recorded $6,685 in connection with the issuance of shares of the Company’s common stock and recognized a gain of $323 on the settlement of the liquidated damages, both of which were recorded as additional paid-in capital on the consolidated statements of stockholders’ deficiency. In connection with the 505,655 shares of common stock issued, the Company filed a registration statement covering the resale of those shares of the Company’s common stock.

Restricted Stock Units – The Company issued, in connection with the vesting of restricted stock units, 429,528 shares of the Company’s common stock and 832,233 shares of the Company’s common stock (as described in Note 22) during the years ended December 31, 2023 and 2022, respectively, as reflected on the consolidated statements of stockholders’ equity.

Common Stock Withheld – The Company recorded the repurchase of vested restricted common stock of 202,382 shares for the payment for taxes of $1,423, and 373,394 shares for the payment for taxes of $4,468, during the years ended December 31, 2023 and 2022, respectively, as reflected on the consolidated statements of stockholders’ deficiency.

Exercise of Stock Options – The Company recorded the exercise of 795 and 96,408 common stock options for shares of the Company’s common stock for cash of $0 and $95, during the years ended December 31, 2023 and 2022, respectively, as reflected on the consolidated statements of stockholders’ deficiency.

Common Stock to be Issued – In connection with the Say Media merger on December 12, 2018, the Company issued 38,582 and 7,851 shares of the Company’s common stock during the year ended December 31, 2023 and 2022, respectively, which were required to be issued as of January 1, 2022.

Professional Services – During the year ended December 31, 2022, the Company issued, in connection with entering into several professional services agreements, 14,617 shares of the Company’s common stock (14,617 shares consisted of 1,134 shares issued on January 12, 2022 at $13.20 and 13,483 shares issued on January 26, 2022 at $12.54) that were recorded at the trading price on the issuance date of $184, as reflected on the consolidated statements of stockholders’ deficiency.

Common Stock Public Offering – On February 15, 2022 and March 11, 2022, the Company raised gross proceeds of $34,498 pursuant to a firm commitment underwritten public offering of 4,181,603 shares of the Company’s common stock (on February 15, 2022 the Company issued 3,636,364 shares and on March 11, 2022 the Company issued 545,239 shares pursuant to the underwriter’s overallotment that was exercised on March 10, 2022), at a public offering price of $8.25 per share. The Company received net proceeds of $32,058, after deducting underwriting discounts and commissions and other offering costs payable by the Company of $2,440 to B. Riley (see Note 26). In addition, the Company directly incurred offering costs of $1,568 and recorded $30,490 upon the issuance of its common stock, as reflected on the consolidated statements of stockholders’ deficiency.

Restricted Stock Awards

Unless otherwise stated, the fair value of a restricted stock award is determined based on the number of shares granted and the quoted price of the Company’s common stock on the date issued. The estimated fair value of these shares is being recognized as compensation expense over the vesting period of the award (see Note 22).

A summary of the restricted stock award activity during the year ended December 31, 2023 is as follows:

	Number of Shares	Weighted Average Grant-Date Fair Value
Restricted stock awards outstanding at January 1, 2023	97,403	$16.94
Vested	(97,403)	(16.94)
Restricted stock awards outstanding at December 31, 2023	-

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the restricted stock awards is provided under the heading Stock-Based Compensation in Note 22.

Common Stock to be Issued

In connection with a closing of a private placement on January 4, 2018, MDB, as the placement agent, was entitled to receive 2,701 shares of the Company’s common stock (subject to liquidated damages, see Note 15), which have not been issued as of December 31, 2023, as reflected on the consolidated statements of stockholders’ deficiency as common stock to be issued (see Note 15).

Common Stock Warrants

Warrants were issued to purchase shares of the Company’s common stock in connection with various financings (the “Financing Warrants”), all of which have expired.

A summary of the Financing Warrants activity during the year ended December 31, 2023 is as follows:

Weighted
Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in Years)
Financing Warrants outstanding at January 1, 2023	107,956	$10.61	0.58
Expired	(107,956)	10.61
Financing Warrants outstanding at December 31, 2023	-	-

AllHipHop Warrants – On October 26, 2020, the Company granted AllHipHop, LLC an aggregate of 5,682 warrants for shares of the Company’s common stock with an exercise price of $14.30 (the “AllHipHop Warrants”). The AllHipHop Warrants are exercisable for a period of five years, subject to customary anti-dilution adjustments, and may be exercised on a cashless basis. The AllHipHop Warrants were in exchange for the surrender and termination of 6,819 previously issued Publisher Partner Warrants.

ABG Warrants – On June 14, 2019, the Company issued 999,540 warrants to acquire the Company’s common stock to ABG (the “ABG Warrants”) in connection with the Licensing Agreement, expiring in ten years. The warrants provided time-based vesting in equal monthly increments over a period of two years beginning on the one year anniversary of the date of issuance of the warrants (the “Time-Based Warrants”) and performance based vesting based on the achievement of certain performance goals for the licensed brands in calendar years 2020, 2021, 2022, or 2023 (the “Performance-Based Warrants”). The warrants also provide that (1) under certain circumstances the Company may require ABG to exercise all (and not less than all) of the warrants, in which case all of the warrants will be vested; (2) all of the warrants automatically vest upon certain terminations of the Licensing Agreement by ABG or upon a change of control of the Company; and (3) ABG has the right to participate, on a pro-rata basis (including vested and unvested warrants, exercised or unexercised), in any future equity issuance of the Company (subject to customary exceptions).

As of December 31, 2023, 399,816 Time-Based Warrants vested and 599,724 Performance-Based Warrants vested as of the issuance date of these consolidated financial statements were issued (further details are provided under the heading ABG Warrants in Note 28 as to the full vesting of the ABG Warrants in January 2024).

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the ABG Warrants is provided in Note 22.

Publisher Partner Warrants – On May 20, 2020, the Board approved a third publisher partner warrant program, which superseded the second publisher partner warrant program and authorized the Company to grant publisher partner warrants to purchase up to 90,910 shares of the Company’s common stock (the “Publisher Partner Warrants”). The issuance of the Publisher Partner Warrants is administered by management and approved by the Board.

New Publisher Partner Warrants – On November 2, 2022, the Board approved a warrant incentive program to grant warrants to certain publishers (the “New Publisher Partner Warrants”), that authorized the Company to grant New Publisher Partner Warrants to purchase up to 33,000 shares of the Company’s common stock. The New Publisher Partner Warrants will have the following terms: (i) one-third will become exercisable and vest on the one-year anniversary of the issuance; (ii) the remaining warrants will become exercisable and vest in a series of twenty-four (24) successive equal monthly installments following the first anniversary of the issuance; and (iii) a five-year term. The issuance of the New Publisher Partner Warrants is administered by management and approved by the Board.

Information with respect to stock-based compensation cost and unrecognized stock-based compensation cost related to the New Publisher Partner Warrants is provided in Note 22.